CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares[Member]	Cumulative Translation Adjustments [Member]	Accumulated Losses [Member]
Beginning Balance at Dec. 31, 2017	$ (28,602)			$ 7	$ 49,972		$ 137	$ (78,718)
Beginning Balance, shares at Dec. 31, 2017				149,318,791		24,315,080
Foreign currency translation adjustment	537						537
Net income (loss) for the year	(26,557)							(26,557)
Issuance of ordinary shares held as treasury shares						31,665,280
Cancellation of treasury shares						(55,980,360)
Vesting of Restricted Shares held by certain senior management	2,282			$ 2	2,280
Vesting of Restricted Shares held by certain senior management, Shares				44,426,667
Conversion of convertible bonds to ordinary shares	71,148			$ 2	71,146
Conversion of convertible bonds to ordinary shares				35,004,220
Accretion of Series A Preferred Shares	(2,209)				(2,209)
Ending Balance at Dec. 31, 2018	16,599			$ 11	121,189		674	(105,275)
Ending Balance, shares at Dec. 31, 2018				228,749,678
Foreign currency translation adjustment	32						32
Net income (loss) for the year	5,207							5,207
Conversion of Series A Preferred Shares upon IPO, shares		29,000,000
Vesting of Restricted Shares held by certain senior management	169				169
Vesting of Restricted Shares held by certain senior management, Shares				3,702,222
Accretion of Series A Preferred Shares	(2,540)				(2,540)
Ending Balance at Dec. 31, 2019	19,467			$ 11	118,818		706	(100,068)
Ending Balance, shares at Dec. 31, 2019				232,451,900
Foreign currency translation adjustment	(1,135)						(1,135)
Net income (loss) for the year	(63,415)							(63,415)
Share-based compensation	50,607				50,607
Redesignation of ordinary shares into Class A ordinary shares		$ 5		$ (5)
Redesignation of ordinary shares into Class A ordinary shares, shares		110,378,920		(110,378,920)
Redesignation of ordinary shares into Class B ordinary shares			$ 6	$ (6)
Redesignation of ordinary shares into Class B ordinary shares, shares			122,072,980	(122,072,980)
Issuance of ordinary shares upon Initial Public Offering (“IPO”)	27,605	$ 1			27,604
Issuance of ordinary shares upon Initial Public Offering (“IPO”), shares		20,100,000
Conversion of Series A Preferred Shares upon IPO	24,270	$ 2			24,268
Conversion of Series A Preferred Shares upon IPO, shares		29,000,000
Shares issued upon exercise of employee share options	288				288
Shares issued upon exercise of employee share options, shares		576,720
Accretion of Series A Preferred Shares	(1,293)				(1,293)
Ending Balance at Dec. 31, 2020	$ 56,394	$ 8	$ 6		$ 220,292		$ (429)	$ (163,483)
Ending Balance, shares at Dec. 31, 2020		160,055,640	122,072,980